Note 7 - Leases	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Lessee, Operating and Financing Leases [Text Block]

Note 7.  Leases

Operating Leases

Avalon leases golf carts and associated GPS equipment, machinery and equipment for the landfill operations, furniture and fixtures for The Grand Resort and office copiers under operating leases. Our operating leases have remaining lease terms ranging from less than 1 year to 5.0 years. The weighted average remaining lease term on operating leases was approximately 3.4 years at December 31, 2023.

During 2023, the Company entered into new operating lease agreements for golf carts, GPS equipment and office printers. The Company recorded operating lease right-of-use assets and corresponding obligations under the operating leases of approximately $0.3 million. During 2022, the Company entered into new operating lease agreements for a facility, vehicle, golf carts and associated GPS equipment. The Company recorded operating lease right-of-use assets and corresponding obligations under the operating leases of approximately $0.4 million.

Leased property and associated obligations under operating leases at December 31, 2023 and 2022 consists of the following (in thousands):

	2023	2022
Operating lease right-of-use assets	$1,270	$1,386

Current portion of obligations under operating leases	$432	$424
Long-term portion of obligations under operating leases	838	962
Total obligations under operating leases	$1,270	$1,386

The weighted average discount rate on operating leases was 5.9% at December 31, 2023 and 5.0% at December 31, 2022.

Finance Leases

In November 2003, Avalon entered into a long-term agreement with Squaw Creek Country Club to lease and operate its golf course and related facilities. The lease has an initial term of ten (10) years with four (4) consecutive ten (10) year renewal term options unilaterally exercisable by Avalon. Under the lease, Avalon is obligated to pay $15,000 in annual rent and make leasehold improvements of $150,000 per year. Amounts expended by Avalon for leasehold improvements during a given year in excess of $150,000 will be carried forward and applied to future leasehold improvement obligations. Based upon the amount of leasehold improvements already made, Avalon expects to exercise all its remaining renewal options. At December 31, 2023 there were approximately 29.8 years remaining on the golf course and related facilities finance lease.

In addition, the Company also entered into lease agreements for vehicles, golf course maintenance and restaurant equipment which were determined to be finance leases. At December 31, 2023, the vehicles, golf course maintenance and restaurant equipment have remaining lease terms ranging from less than one year to 4.7 years. The weighted average remaining lease term on the vehicles and equipment leases was approximately 3.4 years at December 31, 2023.

Leased property and associated obligations under finance leases at December 31, 2023 and 2022 consist of the following (in thousands):

	2023	2022
Leased property under finance leases	$13,131	$12,004
Less accumulated amortization	(7,420)	(7,003)
Leased property under finace leases, net	$5,711	$5,001

Current portion of obligations under finance leases	$198	$115
Long-term portion of obligations under finance leases	598	381
Total obligations under finance leases	$796	$496

The weighted average discount rate on finance leases was 6.3% at December 31, 2023 and 5.2% at December 31, 2022.

For the years ended December 31, 2023 and 2022, components of lease expense were as follows (in thousands):

	2023	2022
Operating lease cost:
Rental expense	$736	$766

Finance lease cost:
Depreciation expense	$498	$511
Interest expense	33	28
Total finance lease cost	$531	$539

For the twelve months ending December 31, future commitments under long-term, operating and finance leases are as follows (in thousands):

	Finance	Operating	Total
2024	$246	$502	$748
2025	181	440	621
2026	156	262	418
2027	106	165	271
2028	69	61	130
Thereafter	359	-	359
Total lease payments	1,117	1,430	2,547
Less imputed interest	321	160	481
Total	796	1,270	2,066
Less current portion of obligations under leases	198	432	630
Long-term portion of obligations under leases	$598	$838	$1,436